Exploration and corporate expenditure	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about exploration and corporate expenditure [text block]
21.	Exploration and corporate expenditure

$000	Year ended Dec 31, 2017	Year ended Dec 31, 2016	Year ended Dec 31, 2015
Exploration and corporate expenditure comprise:
Exploration expenditure	27,705	19,609	17,322
Corporate expenditure	20,080	21,593	27,745
	47,785	41,202	45,067

Kibali Jersey Limited [member]
Disclosure of detailed information about exploration and corporate expenditure [text block]
5. EXPLORATION and corporate expenditurE

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Exploration and corporate expenditure comprise:
Exploration expenditure	2,760	2,748	3,132
Corporate expenditure	5,445	3,650	1,943
Recycling of permanent losses on available-for-sale asset	-	-	3,173
	8,205	6,398	8,248